Related Parties Transactions (Details)	6 Months Ended
Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Promissory notes	$ 3,125,000
Promissory notes	$ 1,625,000
Loan annual interest rate percent	5.50%
Interest expenses	$ 43,787
Mr. Chunyi Hao [Member]
Related Party Transaction [Line Items]
Promissory notes	1,500,000
Promissory notes	$ 1,300,000